Post-employment Benefits - Funded status (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment pension plans.
Unfunded status of the plan assets	$ 2,080,651	$ 1,468,112	$ 962,497
Pensions
Post-employment pension plans.
Unfunded status of the plan assets	1,724,801	1,288,784
Seniority Premiums
Post-employment pension plans.
Unfunded status of the plan assets	$ 355,850	$ 179,328